Fair Value of Financial Instruments - Carrying Amounts and Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Financial assets:
Cash and cash equivalents	$ 192,581	$ 25,896	$ 40,257	$ 58,069
Securities available for sale	3,599	15,399
Securities held to maturity, carrying value	418,696	462,728
Securities held to maturity, fair value	421,064	479,339
Net loans receivable	584,507	456,812
Federal Home Loan Bank of New York stock	7,889	3,897
Interest receivable	3,281	3,177
Financial liabilities:
Deposits	763,912	763,692
FHLB advances	142,500	52,500
Stock subscription proceeds	154,345
Interest payable	267	175
Estimated Fair Value [Member]
Financial assets:
Cash and cash equivalents	192,581	25,896
Securities available for sale	3,599	15,399
Securities held to maturity, fair value	421,064	479,339
Net loans receivable	584,131	485,249
Federal Home Loan Bank of New York stock	7,889	3,897
Interest receivable	3,281	3,177
Financial liabilities:
Deposits	768,233	770,479
FHLB advances	146,655	59,786
Stock subscription proceeds	154,345
Interest payable	267	175
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Financial assets:
Cash and cash equivalents	192,581	25,896
Financial liabilities:
Stock subscription proceeds	154,345
(Level 2) Significant Other Observable Inputs [Member]
Financial assets:
Securities available for sale	3,599	15,399
Securities held to maturity, fair value	421,064	479,339
Federal Home Loan Bank of New York stock	7,889	3,897
Interest receivable	3,281	3,177
Financial liabilities:
Deposits	768,233	770,479
FHLB advances	146,655	59,786
Interest payable	267	175
(Level 3) Significant Unobservable Inputs [Member]
Financial assets:
Net loans receivable	$ 584,131	$ 485,249